Principle Accounting Policies - Schedule of Estimated Useful Lives of Major Intangible Assets (Detail) - Trademarks [Member]	Dec. 31, 2023
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Trademarks	7 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Trademarks	10 years